Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in accounting estimates [line items]
Percentage of salary rate	8.33%
Lease liabilities, percentage	10.00%
Fair value warrants allotted instrument		$ 1,601	$ 559
Sale within a year	1 year